UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act-file Number 811-05276

Value Line Funds Variable Trust

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31, 2018

Date of reporting period: September 30, 2018

Item 1:	Schedule of Investments.

A copy of the Schedule of Investments for the period ended 9/30/18 is included with this Form.

■ Value Line VIP Equity Advantage Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Shares		Value

Closed-End Funds — 98.1%
CHINA REGION — 5.1%
3,200	Morgan Stanley China A Share Fund, Inc.	$68,768
3,400	Templeton Dragon Fund, Inc.	67,762
		136,530
CONSERVATIVE ALLOCATION — 2.8%
3,200	John Hancock Tax-Advantaged Dividend Income Fund	74,592

DIVERSIFIED EMERGING MARKETS — 2.5%
4,600	Templeton Emerging Markets Fund	67,482

ENERGY LIMITED PARTNERSHIP — 13.1%
6,400	Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.	66,816
11,337	Kayne Anderson Midstream/Energy Fund, Inc.	145,114
8,000	Neuberger Berman MLP Income Fund, Inc.	69,520
6,000	Nuveen Energy MLP Total Return Fund	66,420
		347,870
EQUITY ENERGY — 2.9%
3,900	Adams Natural Resources Fund, Inc.	77,727

FINANCIAL — 2.8%
2,000	John Hancock Financial Opportunities Fund	74,000

FOREIGN LARGE BLEND — 2.6%
12,000	BlackRock International Growth and Income Trust	68,760

GLOBAL REAL ESTATE — 2.5%
9,000	CBRE Clarion Global Real Estate Income Fund	65,700

HEALTH — 6.1%
3,500	Tekla Healthcare Investors	81,025
4,000	Tekla Life Sciences Investors	81,720
		162,745
INDIA EQUITY — 2.5%
2,800	Morgan Stanley India Investment Fund, Inc.	65,576

JAPAN STOCK — 2.4%
5,700	Japan Smaller Capitalization Fund, Inc.	63,099
LARGE BLEND — 12.7%
4,800	Adams Diversified Equity Fund, Inc.	80,016
13,000	Gabelli Equity Trust, Inc.	84,240
2,300	General American Investors Co., Inc.	85,077
13,000	Liberty All Star Equity Fund	88,530
		337,863
LARGE VALUE — 9.4%
8,401	BlackRock Enhanced Equity Dividend Trust	79,725
7,500	Boulder Growth & Income Fund, Inc.	84,075
3,600	Gabelli Dividend & Income Trust (The)	86,040
		249,840
MID-CAP GROWTH — 2.9%
1,900	Source Capital, Inc.	75,962

MISCELLANEOUS REGION — 2.9%
4,200	New Germany Fund, Inc. (The)	76,440

REAL ESTATE — 2.8%
6,000	Cohen & Steers Quality Income Realty Fund, Inc.	73,500

UTILITIES — 8.8%
3,500	Cohen & Steers Infrastructure Fund, Inc.	77,455
5,000	Duff & Phelps Global Utility Income Fund, Inc.	72,550
2,700	Reaves Utility Income Fund	82,782
		232,787
WORLD ALLOCATION — 5.1%
4,400	Nuveen Real Asset Income and Growth Fund	70,884
12,500	Wells Fargo Global Dividend Opportunity Fund	66,125
		137,009
WORLD STOCK — 8.2%
8,000	Aberdeen Total Dynamic Dividend Fund	70,240
7,100	BlackRock Enhanced Global Dividend Trust	78,029
3,300	Macquarie Global Infrastructure Total Return Fund, Inc.	70,125
		218,394
Total Closed-End Funds (Cost $2,572,761)		2,605,876

1

■   Value Line VIP Equity Advantage Fund

Schedule of Investments

September 30, 2018 (Unaudited)
Shares		Value

Short-Term Investment — 2.8%
Money Market Fund — 2.8%
74,508	State Street Institutional U.S. Government Money Market Fund, Premier Class	$74,508
Total Short-Term Investments (Cost $74,508)		74,508
Total Investments — 100.9% (Cost $2,647,269)		$2,680,384
Excess Of Liabilities Over Cash And Other Assets —(0.9)%		(22,640)
Net Assets (1) —100.0%		$2,657,744

(1)	For federal income tax purposes, the aggregate cost was $2,647,269, aggregate gross unrealized appreciation was $128,852, aggregate gross unrealized depreciation was $95,737 and the net unrealized appreciation was $33,115.
MLP	Master Limited Partnership.

2

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2018:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Closed-End Funds	$2,605,876	$—	$—	$2,605,876
Short-Term Investment	74,508	—	—	74,508
Total Investments in Securities	$2,680,384	$—	$—	$2,680,384

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

For the period ended September 30, 2018, there were no transfers among levels.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended September 30, 2018, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.

Item 2.	Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	11/19/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	11/19/2018